BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

COMMON STOCKS - 39.0%	Shares	Value
Communications - 1.3%
Telecommunications - 1.3%
AT&T, Inc.	23,384	$ 497,845
Deutsche Telekom AG - ADR	14,879	306,061
T-Mobile US, Inc. (a)	1,951	260,049
		1,063,955
Consumer Discretionary - 0.7%
Leisure Facilities & Services - 0.7%
McDonald's Corporation	2,408	607,322

Consumer Staples - 4.9%
Beverages - 2.0%
Coca-Cola Company (The)	13,255	840,102
PepsiCo, Inc.	4,709	789,935
		1,630,037
Food - 0.3%
Kraft Heinz Company (The)	1,497	56,631
Mondelz International, Inc. - Class A	2,542	161,570
		218,201
Household Products - 1.0%
Colgate-Palmolive Company	1,604	126,411
Procter & Gamble Company (The)	4,341	641,947
		768,358
Retail - Consumer Staples - 0.5%
Costco Wholesale Corporation	828	386,030

Tobacco & Cannabis - 1.1%
Altria Group, Inc.	6,555	354,560
Philip Morris International, Inc.	5,106	542,513
		897,073
Energy - 5.2%
Oil & Gas Producers - 5.2%
BP plc - ADR	8,122	262,909
Chevron Corporation	6,639	1,159,568
ConocoPhillips	4,356	489,440
Enbridge, Inc.	7,147	329,834

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 39.0% (Continued)	Shares	Value
Energy - 5.2% (Continued)
Oil & Gas Producers - 5.2% (Continued)
Exxon Mobil Corporation	14,361	$ 1,378,656
Shell plc - ADR	5,028	297,758
TotalEnergies SE - ADR	4,873	286,533
		4,204,698
Financials - 4.1%
Banking - 1.1%
Commonwealth Bank of Australia - ADR	4,076	306,678
HSBC Holdings plc - ADR	9,067	303,382
Mitsubishi UFJ Financial Group, Inc. - ADR	19,544	110,814
Toronto-Dominion Bank (The)	1,573	119,973
		840,847
Insurance - 2.8%
American International Group, Inc.	1,499	87,961
Berkshire Hathaway, Inc. - Class B (a)	6,364	2,010,897
MetLife, Inc.	2,527	170,295
		2,269,153
Specialty Finance - 0.2%
American Express Company	988	166,794

Health Care - 12.2%
Biotech & Pharma - 9.4%
AbbVie, Inc.	6,547	964,831
Amgen, Inc.	2,266	581,773
AstraZeneca plc - ADR	5,064	336,655
Bristol-Myers Squibb Company	7,559	570,327
Eli Lilly & Company	2,713	850,363
Gilead Sciences, Inc.	2,128	138,001
Johnson & Johnson	9,091	1,632,107
Merck & Company, Inc.	8,563	788,053
Novartis AG - ADR	3,358	305,376
Novo Nordisk A/S - ADR	1,373	151,579
Pfizer, Inc.	18,563	984,581
Sanofi - ADR	4,840	257,730
		7,561,376

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 39.0% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Health Care Facilities & Services - 2.4%
CVS Health Corporation	2,292	$ 221,751
UnitedHealth Group, Inc.	3,329	1,653,781
		1,875,532
Medical Equipment & Devices - 0.4%
Thermo Fisher Scientific, Inc.	583	330,893

Industrials - 1.7%
Aerospace & Defense - 1.2%
General Dynamics Corporation	640	143,942
Lockheed Martin Corporation	750	330,083
Raytheon Technologies Corporation	5,041	479,500
		953,525
Machinery - 0.5%
Caterpillar, Inc.	1,926	415,727

Materials - 1.7%
Chemicals - 1.3%
Dow, Inc.	2,600	176,748
Linde plc	2,630	853,908
		1,030,656
Metals & Mining - 0.4%
BHP Group Ltd. - ADR	4,270	301,718

Real Estate - 3.8%
REITs - 3.8%
American Tower Corporation - Class A	1,340	343,214
Cousins Properties, Inc.	666	23,010
Crown Castle International Corporation	4,261	808,099
Federal Realty Investment Trust	341	39,205
Host Hotels & Resorts, Inc.	7,590	151,724
Public Storage	820	271,125
Realty Income Corporation	3,180	216,939
Regency Centers Corporation	818	55,796
SBA Communications Corporation	1,207	406,288
Ventas, Inc.	4,360	247,386

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 39.0% (Continued)	Shares	Value
Real Estate - 3.8% (Continued)
REITs - 3.8% (Continued)
VICI Properties, Inc	8,815	$ 271,943
Welltower, Inc.	2,418	215,420
		3,050,149
Technology - 2.3%
Semiconductors - 1.0%
Broadcom, Inc.	1,456	844,669

Technology Services - 1.3%
International Business Machines Corporation	3,304	458,728
Mastercard, Inc. - Class A	1,561	558,635
		1,017,363
Utilities - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corporation	778	48,298
Duke Energy Corporation	2,437	274,211
Exelon Corporation	3,306	162,490
Iberdrola, SA ADR (a)	12,768	152,354
Southern Company (The)	3,075	232,655
		870,008

Total Common Stocks (Cost $27,964,374)		$ 31,304,084

EXCHANGE-TRADED FUNDS - 55.3%	Shares	Value
ClearShares Ultra-Short Maturity ETF	40,136	$ 4,017,413
iShares 1-3 Year Treasury Bond ETF	33,612	2,801,560
iShares Gold Trust (a)	23,975	836,008
iShares MSCI Brazil ETF	10,536	371,394
IShares MSCI Chile ETF	12,361	375,527
iShares MSCI Indonesian ETF	15,058	376,149
iShares MSCI Mexico ETF	7,227	376,310
iShares MSCI Qatar ETF	8,417	191,318
iShares MSCI Saudi Arabia ETF	4,087	191,149
iShares MSCI Turkey ETF	8,996	191,525
iShares MSCI UAE ETF	11,039	191,527

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 55.3% (Continued)	Shares	Value
iShares Short Treasury Bond ETF	145,175	$ 16,004,092
JPMorgan Ultra-Short Income ETF	42,976	2,155,676
ProShares Ultra VIX Short-Term Futures ETF (a)	21,794	301,629
SPDR® Bloomberg 1-3 Month T-Bill ETF (a)	175,017	16,005,305
Total Exchange-Traded Funds (Cost $44,404,385)		$ 44,386,582

MONEY MARKET FUNDS - 4.4%	Shares	Value
First American Government Obligations Fund - Class X, 0.67% (b) (Cost $3,491,351)	3,491,351	$ 3,491,351

Investments at Value - 98.7% (Cost $75,860,110)		$ 79,182,017

Other Assets in Excess of Liabilities - 1.3%		1,057,378

Net Assets - 100.0%		$ 80,239,395

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2022.

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea